Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Amortization of intangible assets	$ 15,700	$ 1,100	$ 41,900	$ 3,400